BUSINESS SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION
Segment information is based on a management approach, which requires segmentation based upon the Company’s internal organization, reporting of revenue, and operating income.
The Company’s operations are classified into four reporting segments: coal, power, heritage and corporate.
Summarized financial information by segment is as follows:

	Coal	Power	Heritage	Corporate	Consolidated
	(In thousands)
Three Months Ended March 31, 2014
Revenues	$158,190	$22,012	$—	$—	$180,202
Restructuring charges	—	397	—	—	397
Depreciation, depletion, and amortization	13,459	2,524	—	76	16,059
Operating income (loss)	13,447	1,744	(3,830)	(3,308)	8,053
Total assets	697,916	167,998	15,622	525,611	1,407,147
Capital expenditures	3,053	35	—	(38)	3,050
Three Months Ended March 31, 2013
Revenues	$142,112	$19,336	$—	$—	$161,448
Depreciation, depletion, and amortization	11,801	2,531	—	94	14,426
Operating income (loss)	13,472	(1,003)	(4,175)	(2,560)	5,734
Total assets	711,128	186,309	15,877	29,701	943,015
Capital expenditures	5,010	134	—	157	5,301

A reconciliation of segment income (loss) from operations to loss before income taxes follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Income from operations	$8,053	$5,734
Interest expense	(20,798)	(10,160)
Interest income	302	297
Loss on foreign exchange	(6,790)	—
Other income	93	70
Loss before income taxes	$(19,140)	$(4,059)

BUSINESS SEGMENT INFORMATION
Segment information is based on a management approach, which requires segmentation based upon the Company’s internal organization, reporting of revenue, and operating income.
The Company’s operations are classified into four reporting segments: coal, power, heritage and corporate. The coal reporting segment includes the aggregated operations of coal mines located in Wyoming, Montana, North Dakota and Texas. The power segment includes its ROVA operations located in North Carolina. The heritage segment costs primarily include benefits the Company provides to former mining operation employees as well as other administrative costs associated with providing those benefits and cost containment efforts. The corporate segment primarily consists of corporate administrative expenses.
Summarized financial information by segment is as follows:

	Coal	Power	Heritage	Corporate	Consolidated
	(In thousands)
December 31, 2013
Revenues	$587,119	$87,567	$—	$—	$674,686
Restructuring charges	—	5,078	—	—	5,078
Operating income (loss)	44,471	4,907	(14,498)	(9,518)	25,362
Depreciation, depletion, and amortization	56,698	10,179	—	354	67,231
Total assets	705,816	180,684	15,497	44,688	946,685
Capital expenditures	27,064	790	—	737	28,591
December 31, 2012
Revenues	$519,152	$81,285	$—	$—	$600,437
Operating income (loss)	48,235	8,244	(14,711)	(12,896)	28,872
Depreciation, depletion, and amortization	46,639	10,085	—	421	57,145
Total assets	703,315	189,599	15,508	27,693	936,115
Capital expenditures	18,804	2,070	—	158	21,032
December 31, 2011
Revenues	$414,928	$86,785	$—	$—	$501,713
Operating income (loss)	27,453	12,119	(19,675)	(9,271)	10,626
Depreciation, depletion, and amortization	35,112	10,176	—	306	45,594
Total assets	510,507	194,730	13,769	40,166	759,172
Capital expenditures	24,678	2,119	—	797	27,594

A reconciliation of segment income from operations to loss before income taxes follows:

	Years Ended
	2013	2012	2011
	(In thousands)
Income from operations	$25,362	$28,872	$10,626
Loss on extinguishment of debt	(64)	(1,986)	(17,030)
Interest expense	(39,937)	(42,677)	(29,769)
Interest income	1,366	1,496	1,444
Other income (loss)	364	723	(2,572)
Loss before income taxes	$(12,909)	$(13,572)	$(37,301)

The Company derives its revenues from a few key customers. The customers from which more than 10% of total revenue has been derived and the percentage of total revenue from those customers is summarized as follows:

	2013	2012	2011
	(In thousands)
Customer A – coal	$117,545	$126,982	$120,243
Customer B – coal (1)	112,061	96,718	—
Customer C – coal	89,266	81,981	81,353
Customer D – power	86,390	80,109	85,639
Customer E – coal	85,929	66,128	65,224
Customer F – coal (2)	25,958	26,525	52,835
Percentage of total revenue	77%	80%	81%
____________________

(1)	The revenue from Customer B did not exceed 10% in 2011.

(2)	The revenue from Customer F did not exceed 10% in 2013 or 2012.